Related party transactions - Summary of transactions between related parties explanatory (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Assets/(Liabilities)	R$ (2,096,701)	R$ (5,667,588)
Revenue/(Expenses)	(60,177)	(53,881)	R$ (49,779)
Securities
Disclosure of transactions between related parties [line items]
Assets/(Liabilities)	194,892	112,127
Revenue/(Expenses)	4,270	9,629	10,381
Securities purchased under agreements to resell
Disclosure of transactions between related parties [line items]
Assets/(Liabilities)	0	0
Revenue/(Expenses)	19,098	0	1,550
Accounts receivable and Loans operations
Disclosure of transactions between related parties [line items]
Assets/(Liabilities)	9,205	11,238
Revenue/(Expenses)	744	505	1,025
Securities sold under repurchase agreements
Disclosure of transactions between related parties [line items]
Assets/(Liabilities)	(2,300,798)	(5,780,430)
Revenue/(Expenses)	(84,268)	(62,951)	(58,078)
Borrowings
Disclosure of transactions between related parties [line items]
Assets/(Liabilities)	0	(10,523)
Revenue/(Expenses)	R$ (21)	R$ (1,064)	R$ (4,657)